Tax - Summary of Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 1,891	$ 1,292		$ 1,301
Expected tax at weighted average tax rate	(431)	(272)		(216)
Over/(under) provisions in respect of prior periods	11	(2)		(5)
current year credit/(charge) in relation to uncertain tax provisions	138	(33)		(35)
tax credits and incentives	12	6		4
non-taxable income	18	8		3
recognition of previously unrecognized deferred tax asset	0	0		11
other	(18)	(29)		(17)
effect of tax rate changes	29	5		(4)
Total tax (charge)/credit	$ (241)	$ (317)	[1]	$ (259)	[1],[2]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Expected tax at weighted average tax rate	22.80%	21.00%		16.60%
Over/(under) provisions in respect of prior periods	(0.60%)	0.20%		0.40%
current year credit/(charge) in relation to uncertain tax provisions	(7.40%)	2.60%		2.70%
tax credits and incentives	(0.60%)	(0.50%)		(0.30%)
non-taxable income	(1.00%)	(0.60%)		(0.20%)
recognition of previously unrecognized deferred tax asset	0.00%	0.00%		(0.90%)
other	1.00%	2.20%		1.30%
effect of tax rate changes	(1.50%)	(0.40%)		0.30%
effective tax rate	12.70%	24.50%		19.90%

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.